Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
May 31, 2017
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Prepaid rent	33,135	44,746
Advances to suppliers	23,143	29,358
Interest receivable	9,341	14,005
Rental deposit	7,122	8,355
Receivable from BOCI for the proceeds of exercise of options and withholding tax	5,548	—
Prepaid advertising fees	3,250	4,235
Staff advances (a)	2,829	2,514
Value added taxes recoverable	2,534	2,305
Deposit of advertising & decoration	1,961	1,411
Receivable of social insurance	1,374	1,651
Prepaid property taxes and other taxes	616	947
Others (b)	8,824	9,870

	99,677	119,397

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred and staff allowance for on-site enrollment activities.
(b)	Others primarily included maintenance fees, other receivables and other miscellaneous prepayments.